Eaton Vance
Global Income Builder Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 61.3%
Security	Shares	Value
Aerospace & Defense — 1.6%
BAE Systems PLC	98,691	$ 2,354,828
Leonardo SpA	12,923	696,590
Safran SA	4,500	1,483,880
		$ 4,535,298
Automobile Components — 0.3%
Pirelli & C SpA(1)	128,041	$ 863,172
		$ 863,172
Automobiles — 0.2%
Tesla, Inc.(2)	1,938	$ 597,427
		$ 597,427
Banks — 5.9%
Banco Santander SA	171,853	$ 1,476,352
Barclays PLC	361,584	1,767,429
BNP Paribas SA	18,358	1,673,850
Citigroup, Inc.	15,060	1,411,122
Grupo Financiero Banorte SAB de CV, Class O	98,563	877,793
HDFC Bank Ltd. ADR	10,268	788,274
KBC Group NV	10,039	1,047,107
NatWest Group PLC	133,882	929,352
Powszechna Kasa Oszczednosci Bank Polski SA	67,457	1,477,072
Societe Generale SA	45,820	2,924,622
Toronto-Dominion Bank	12,500	910,436
Truist Financial Corp.	23,434	1,024,300
		$ 16,307,709
Beverages — 0.5%
Diageo PLC	20,660	$ 500,748
Pernod Ricard SA	7,842	805,912
		$ 1,306,660
Biotechnology — 0.6%
CSL Ltd.	9,582	$ 1,657,535
		$ 1,657,535
Broadline Retail — 2.1%
Amazon.com, Inc.(2)(3)	24,351	$ 5,700,813
		$ 5,700,813
Security	Shares	Value
Building Products — 0.6%
Carrier Global Corp.	23,083	$ 1,583,955
		$ 1,583,955
Capital Markets — 1.3%
Amundi SA(1)	9,515	$ 703,163
Charles Schwab Corp.	11,535	1,127,316
London Stock Exchange Group PLC	7,016	855,215
State Street Corp.	8,422	941,158
		$ 3,626,852
Chemicals — 0.6%
Sika AG	6,995	$ 1,650,677
		$ 1,650,677
Consumer Finance — 0.4%
Capital One Financial Corp.	5,125	$ 1,101,875
		$ 1,101,875
Consumer Staples Distribution & Retail — 0.3%
U.S. Foods Holding Corp.(2)	9,453	$ 787,718
		$ 787,718
Diversified Telecommunication Services — 0.8%
Zegona Communications PLC(2)	181,045	$ 2,119,060
		$ 2,119,060
Electric Utilities — 1.0%
Iberdrola SA	55,169	$ 969,668
NextEra Energy, Inc.	24,121	1,714,038
		$ 2,683,706
Electrical Equipment — 1.5%
AMETEK, Inc.	8,652	$ 1,599,322
Schneider Electric SE	10,195	2,638,397
		$ 4,237,719
Electronic Equipment, Instruments & Components — 1.2%
CDW Corp.	4,499	$ 784,536
Halma PLC	32,116	1,374,195
Keyence Corp.	3,464	1,253,037
		$ 3,411,768
Energy — 0.0%†
Enviva LLC(2)	7,255	$ 141,476
		$ 141,476

Eaton Vance
Global Income Builder Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Energy Equipment & Services — 0.4%
Baker Hughes Co.	21,925	$ 987,721
		$ 987,721
Entertainment — 0.8%
Walt Disney Co.	19,499	$ 2,322,526
		$ 2,322,526
Financial Services — 1.7%
Edenred SE	29,761	$ 849,917
Global Payments, Inc.	12,694	1,014,885
Visa, Inc., Class A	4,959	1,713,186
Voya Financial, Inc.	16,965	1,187,550
		$ 4,765,538
Food Products — 0.7%
Nestle SA	22,734	$ 1,986,430
		$ 1,986,430
Gas Utilities — 0.4%
Snam SpA	211,395	$ 1,225,090
		$ 1,225,090
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	7,736	$ 976,206
Alcon AG	6,927	607,276
Boston Scientific Corp.(2)	26,387	2,768,524
Coloplast AS, Class B	8,193	748,283
Intuitive Surgical, Inc.(2)	2,973	1,430,281
Straumann Holding AG	5,768	702,772
		$ 7,233,342
Health Care Providers & Services — 0.3%
Amplifon SpA	47,556	$ 800,553
		$ 800,553
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	41,087	$ 696,014
		$ 696,014
Hotels, Restaurants & Leisure — 3.0%
Amadeus IT Group SA	15,398	$ 1,236,363
Aramark	47,085	2,003,938
Compass Group PLC	78,483	2,757,850
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
InterContinental Hotels Group PLC	10,269	$ 1,181,347
Marriott International, Inc., Class A	4,622	1,219,422
		$ 8,398,920
Household Products — 0.5%
Reckitt Benckiser Group PLC	20,430	$ 1,531,142
		$ 1,531,142
Industrial Conglomerates — 0.8%
Siemens AG	8,645	$ 2,201,909
		$ 2,201,909
Insurance — 2.5%
AIA Group Ltd.	115,191	$ 1,074,060
Allstate Corp.	4,730	961,372
American International Group, Inc.	14,312	1,111,041
Assurant, Inc.	4,532	848,844
Poste Italiane SpA(1)	38,615	834,273
Prudential PLC	83,616	1,060,767
RenaissanceRe Holdings Ltd.	4,500	1,096,830
		$ 6,987,187
Interactive Media & Services — 2.3%
Alphabet, Inc., Class C	32,594	$ 6,286,079
		$ 6,286,079
Life Sciences Tools & Services — 0.4%
Danaher Corp.	5,888	$ 1,160,878
		$ 1,160,878
Machinery — 1.6%
IDEX Corp.	7,276	$ 1,189,699
Ingersoll Rand, Inc.	20,021	1,694,377
Parker-Hannifin Corp.	2,075	1,518,693
		$ 4,402,769
Media — 0.3%
Publicis Groupe SA	7,710	$ 704,553
		$ 704,553
Metals & Mining — 0.5%
Anglo American PLC	24,932	$ 701,539
Rio Tinto Ltd.	8,544	607,631
		$ 1,309,170

Eaton Vance
Global Income Builder Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities — 0.5%
CMS Energy Corp.	6,805	$ 502,209
Hera SpA	203,189	869,437
		$ 1,371,646
Oil, Gas & Consumable Fuels — 2.8%
EOG Resources, Inc.	26,007	$ 3,121,360
EQT Corp.	24,471	1,315,316
Exxon Mobil Corp.	15,928	1,778,202
Repsol SA	112,174	1,700,755
		$ 7,915,633
Personal Care Products — 0.4%
L'Oreal Prime De Fidelite(2)	1,969	$ 871,249
L'Oreal SA	458	202,657
		$ 1,073,906
Pharmaceuticals — 4.3%
AstraZeneca PLC	19,271	$ 2,811,478
Eli Lilly & Co.	7,594	5,620,091
Endo, Inc.(2)	237	5,591
Novo Nordisk AS, Class B	32,868	1,528,624
Zoetis, Inc.	13,960	2,035,228
		$ 12,001,012
Professional Services — 0.8%
Recruit Holdings Co. Ltd.	11,015	$ 653,532
RELX PLC	16,050	833,975
Verisk Analytics, Inc.	2,529	704,858
		$ 2,192,365
Residential REITs — 0.4%
Invitation Homes, Inc.	33,352	$ 1,022,239
		$ 1,022,239
Semiconductors & Semiconductor Equipment — 6.8%
ASML Holding NV	3,922	$ 2,718,232
Broadcom, Inc.	8,194	2,406,578
Infineon Technologies AG	24,579	965,540
Micron Technology, Inc.	16,736	1,826,567
NVIDIA Corp.	37,853	6,732,913
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,425	3,002,128
Tokyo Electron Ltd.	7,035	1,118,415
		$ 18,770,373
Security	Shares	Value
Software — 4.8%
Adobe, Inc.(2)	4,043	$ 1,446,141
Intuit, Inc.	2,001	1,571,045
Microsoft Corp.(3)	17,370	9,266,895
Salesforce, Inc.	3,921	1,012,912
		$ 13,296,993
Specialty Retail — 0.3%
TJX Cos., Inc.	7,033	$ 875,820
		$ 875,820
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	15,929	$ 3,306,383
		$ 3,306,383
Textiles, Apparel & Luxury Goods — 0.7%
Cie Financiere Richemont SA, Class A	6,927	$ 1,131,014
LVMH Moet Hennessy Louis Vuitton SE	1,724	925,464
		$ 2,056,478
Trading Companies & Distributors — 0.4%
IMCD NV	10,969	$ 1,202,320
		$ 1,202,320
Total Common Stocks (identified cost $110,773,581)		$170,398,409

Convertible Bonds — 0.2%
Security	Principal Amount* (000's omitted)		Value
Internet — 0.2%
Delivery Hero SE:
Series B, 2.125%, 3/10/29(4)	EUR	300	$ 304,687
3.25%, 2/21/30(4)	EUR	100	112,501
			$ 417,188
Real Estate Investment Trusts (REITs) — 0.0%†
Pebblebrook Hotel Trust, 1.75%, 12/15/26		105	$ 99,221
			$ 99,221
Total Convertible Bonds (identified cost $488,855)			$ 516,409

Eaton Vance
Global Income Builder Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 33.9%
Security	Principal Amount* (000's omitted)		Value
Advertising — 0.0%†
Stagwell Global LLC, 5.625%, 8/15/29(1)		116	$ 111,744
			$ 111,744
Aerospace & Defense — 0.5%
Bombardier, Inc.:
7.00%, 6/1/32(1)		90	$ 93,217
7.25%, 7/1/31(1)		158	165,182
8.75%, 11/15/30(1)		135	145,445
Czechoslovak Group AS, 5.25%, 1/10/31(1)	EUR	290	340,636
TransDigm, Inc.:
4.625%, 1/15/29		335	327,802
6.375%, 3/1/29(1)		80	81,976
6.625%, 3/1/32(1)		185	190,461
6.75%, 8/15/28(1)		137	139,961
			$ 1,484,680
Auto Parts & Equipment — 0.7%
Clarios Global LP/Clarios U.S. Finance Co.:
4.75%, 6/15/31(4)	EUR	240	$ 277,573
6.75%, 2/15/30(1)		110	113,482
8.50%, 5/15/27(1)		194	195,545
Ford Motor Credit Co. LLC, 5.303%, 9/6/29		230	225,879
Forvia SE, 8.00%, 6/15/30(1)		241	251,320
IHO Verwaltungs GmbH:
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(5)		200	200,410
8.75%, (8.75% cash or 9.50% PIK), 5/15/28(4)(5)	EUR	155	185,506
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)		91	93,183
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)		168	178,897
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		307	211,235
			$ 1,933,030
Banks — 1.6%
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(6)(7)		200	$ 222,392
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28(1)(6)(7)		200	202,047
Banco Santander SA, 9.625% to 5/21/33(6)(7)		200	236,714
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(7)		200	209,731
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(7)		200	213,703
Barclays PLC, 8.00% to 3/15/29(6)(7)		200	212,468
BNP Paribas SA, 7.75% to 8/16/29(1)(6)(7)		200	212,036
Security	Principal Amount* (000's omitted)	Value
Banks (continued)
Citigroup, Inc., 6.95% to 2/15/30(6)(7)	140	$ 141,484
Deutsche Bank AG, 6.00% to 10/30/25(6)(7)	200	199,715
Farm Credit Bank of Texas, 7.75% to 6/15/29(6)(7)	250	259,540
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(6)(7)	125	128,358
ING Groep NV, 8.00% to 5/16/30(4)(6)(7)	200	216,279
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(6)(7)	251	247,460
NatWest Group PLC, 8.125% to 11/10/33(6)(7)	200	219,618
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(6)(7)	100	101,331
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(7)	200	208,479
Societe Generale SA, 5.375% to 11/18/30(1)(6)(7)	200	185,761
State Street Corp., Series J, 6.70% to 9/15/29(6)(7)	80	83,157
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(6)(7)	200	203,742
Swedbank AB, 7.75% to 3/17/30(4)(6)(7)	200	212,375
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(7)	200	211,318
Truist Financial Corp., Series Q, 5.10% to 3/1/30(6)(7)	174	171,700
UBS Group AG, 4.375% to 2/10/31(1)(6)(7)	200	179,751
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(6)(7)	119	117,964
		$ 4,597,123
Building Products — 1.1%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(1)(8)	197	$ 200,491
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)	249	230,010
5.00%, 3/1/30(1)	90	88,174
CP Atlas Buyer, Inc.:
9.75%, 7/15/30(1)	135	136,308
12.75%, (7.00% cash and 5.75% PIK), 1/15/31(1)	335	318,538
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	283	288,903
JH North America Holdings, Inc.:
5.875%, 1/31/31(1)	91	91,368
6.125%, 7/31/32(1)	118	119,313
Masterbrand, Inc., 7.00%, 7/15/32(1)	373	379,548
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)	200	190,869
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)	293	300,691
6.75%, 3/1/33(1)	340	348,930
Standard Industries, Inc.:
3.375%, 1/15/31(1)	90	80,477

Eaton Vance
Global Income Builder Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building Products (continued)
Standard Industries, Inc.: (continued)
4.375%, 7/15/30(1)		275	$ 260,533
			$ 3,034,153
Capital Markets — 0.1%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(6)(7)		245	$ 224,165
			$ 224,165
Casino & Gaming — 0.1%
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		250	$ 247,695
			$ 247,695
Chemicals — 1.3%
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/29(4)	EUR	235	$ 264,194
Avient Corp.:
6.25%, 11/1/31(1)		100	100,446
7.125%, 8/1/30(1)		284	291,959
Celanese U.S. Holdings LLC:
5.00%, 4/15/31	EUR	260	298,380
6.75%, 4/15/33		86	86,821
7.20%, 11/15/33		335	350,029
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)		370	388,144
Herens Holdco SARL, 4.75%, 5/15/28(1)		201	175,430
Herens Midco SARL, 5.25%, 5/15/29(4)	EUR	200	162,906
INEOS Finance PLC, 6.375%, 4/15/29(4)	EUR	100	114,730
Italmatch Chemicals SpA, 10.00%, 2/6/28(4)	EUR	350	421,929
Olympus Water U.S. Holding Corp., 9.625%, 11/15/28(4)	EUR	455	548,141
Valvoline, Inc., 3.625%, 6/15/31(1)		260	234,292
WR Grace Holdings LLC, 7.375%, 3/1/31(1)		50	51,513
			$ 3,488,914
Commercial Services & Supplies — 2.1%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		290	$ 286,800
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)		80	83,945
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(1)		290	282,500
6.875%, 6/15/30(1)		90	92,195
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)		200	194,758
4.875%, 6/1/28(4)	GBP	110	141,919
Security	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
AMN Healthcare, Inc., 4.625%, 10/1/27(1)		19	$ 18,594
APi Group DE, Inc., 4.75%, 10/15/29(1)		55	53,031
Avis Budget Finance PLC, 7.25%, 7/31/30(4)	EUR	100	117,413
Cimpress PLC, 7.375%, 9/15/32(1)		170	166,384
Clean Harbors, Inc., 4.875%, 7/15/27(1)		101	100,251
Currenta Group Holdings SARL, 6.143%, (3 mo. EURIBOR + 4.00%), 5/15/32(1)(9)	EUR	350	404,239
GFL Environmental, Inc., 4.75%, 6/15/29(1)		343	335,643
HealthEquity, Inc., 4.50%, 10/1/29(1)		212	204,347
Herc Holdings, Inc.:
7.00%, 6/15/30(1)		145	149,953
7.25%, 6/15/33(1)		125	129,531
Korn Ferry, 4.625%, 12/15/27(1)		240	236,251
Luna 2 5SARL, 5.50%, 7/1/32(4)	EUR	225	265,917
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		439	434,164
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		401	391,293
Pachelbel Bidco SpA, 7.125%, 5/17/31(1)	EUR	225	278,554
Reworld Holding Corp., 4.875%, 12/1/29(1)		430	411,038
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)		181	187,099
VT Topco, Inc., 8.50%, 8/15/30(1)		402	428,504
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		410	430,832
Wrangler Holdco Corp., 6.625%, 4/1/32(1)		90	93,058
			$ 5,918,213
Construction & Engineering — 0.2%
Arcosa, Inc., 6.875%, 8/15/32(1)		181	$ 187,149
OHL Operaciones SA, 9.75%, (5.10% cash and 4.65% PIK), 12/31/29(4)	EUR	120	128,323
TopBuild Corp., 4.125%, 2/15/32(1)		201	185,455
			$ 500,927
Construction Materials — 0.2%
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/28(1)		454	$ 452,878
8.875%, 11/15/31(1)		90	94,798
			$ 547,676
Containers & Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(4)	EUR	520	$ 537,699
Fiber Midco SpA, 10.75% 10.00% PIK, 6/15/29(1)	EUR	300	313,502
			$ 851,201

Eaton Vance
Global Income Builder Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Cosmetics/Personal Care — 0.1%
Opal Bidco SAS, 5.50%, 3/31/32(1)	EUR	220	$ 258,871
			$ 258,871
Distributors — 0.3%
Performance Food Group, Inc.:
5.50%, 10/15/27(1)		169	$ 168,877
6.125%, 9/15/32(1)		125	127,092
RB Global Holdings, Inc.:
6.75%, 3/15/28(1)		147	150,659
7.75%, 3/15/31(1)		56	58,758
Windsor Holdings III LLC, 8.50%, 6/15/30(1)		292	309,871
			$ 815,257
Diversified Financial Services — 1.0%
Air Lease Corp., 6.00% to 9/24/29(6)(7)		135	$ 132,952
Alpha Holding SA de CV, 9.00%, 2/10/25(1)(10)		189	1,414
American AgCredit Corp., Series A, 5.25% to 6/15/26(1)(6)(7)		250	243,125
Azorra Finance Ltd., 7.25%, 1/15/31(1)		173	177,002
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(7)		97	93,761
CI Financial Corp., 4.10%, 6/15/51		180	128,966
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		283	289,435
Goldman Sachs Group, Inc., Series W, 7.50% to 2/10/29(6)(7)		125	132,344
Hightower Holding LLC, 9.125%, 1/31/30(1)		319	340,614
Macquarie Airfinance Holdings Ltd., 8.125%, 3/30/29(1)		242	253,135
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)		160	167,790
Rocket Cos., Inc.:
6.125%, 8/1/30(1)		155	157,260
6.375%, 8/1/33(1)		235	239,990
Sherwood Financing PLC, 7.625%, 12/15/29(4)	EUR	200	233,079
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28(1)		77	78,999
			$ 2,669,866
Electric Utilities — 1.6%
Alpha Generation LLC, 6.75%, 10/15/32(1)		476	$ 487,513
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(1)	EUR	455	543,167
6.375%, 2/15/32(1)		150	151,633
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)		124	113,263
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(6)(7)		93	91,150
Duke Energy Corp., 6.45% to 6/3/34, 9/1/54(7)		90	92,891
Security	Principal Amount* (000's omitted)		Value
Electric Utilities (continued)
Electricite de France SA, 7.50% to 9/6/28(4)(6)(7)	EUR	200	$ 252,950
Imola Merger Corp., 4.75%, 5/15/29(1)		378	367,049
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, 8/15/55(7)		140	143,986
NRG Energy, Inc.:
3.625%, 2/15/31(1)		177	162,149
3.875%, 2/15/32(1)		95	86,868
6.00%, 2/1/33(1)		155	155,551
6.25%, 11/1/34(1)		100	101,405
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		152	147,482
Sempra, 4.125% to 1/1/27, 4/1/52(7)		167	161,685
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)		237	233,994
TransAlta Corp., 7.75%, 11/15/29		166	173,106
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)		173	167,754
6.875%, 4/15/32(1)		175	181,943
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(1)		90	87,225
7.25%, 1/15/29(1)		145	147,995
8.375%, 1/15/31(1)		140	146,953
8.625%, 3/15/33(1)		141	149,455
			$ 4,347,167
Electrical Equipment — 0.1%
Sensata Technologies, Inc., 4.375%, 2/15/30(1)		150	$ 143,712
WESCO Distribution, Inc., 6.375%, 3/15/33(1)		135	138,315
			$ 282,027
Electronic Equipment, Instruments & Components — 0.1%
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)		102	$ 104,748
6.625%, 3/15/32(1)		102	105,372
7.25%, 6/15/28(1)		153	155,133
			$ 365,253
Entertainment — 2.0%
Allwyn Entertainment Financing U.K. PLC:
4.125%, 2/15/31(1)(8)	EUR	615	$ 700,175
7.25%, 4/30/30(4)	EUR	400	483,694
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)		126	128,576
Churchill Downs, Inc., 5.75%, 4/1/30(1)		233	232,598
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		206	204,704
7.00%, 8/1/32(1)		135	139,522

Eaton Vance
Global Income Builder Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Cirsa Finance International SARL, 6.50%, 3/15/29(4)	EUR	375	$ 447,700
CPUK Finance Ltd., 7.875%, 8/28/29(4)	GBP	365	503,744
Flutter Treasury DAC:
5.00%, 4/29/29(4)	EUR	250	296,122
5.875%, 6/4/31(1)		200	201,444
LHMC Finco 2 SARL, 8.625%, (8.625% cash or 9.375% PIK), 5/15/30(1)(5)	EUR	250	300,320
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		216	216,363
Lottomatica Group SpA, 4.875%, 1/31/31(4)	EUR	405	478,540
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)		290	300,861
Motion Finco SARL, 7.375%, 6/15/30(4)	EUR	300	324,842
Voyager Parent LLC, 9.25%, 7/1/32(1)		500	529,234
			$ 5,488,439
Financial Services — 0.6%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(6)(7)		392	$ 381,751
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 1/15/31(4)	GBP	200	285,656
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		250	232,470
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)		259	244,861
4.00%, 10/15/33(1)		30	26,571
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)		449	424,571
			$ 1,595,880
Food Products — 0.9%
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(1)		328	$ 352,859
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)		180	176,695
7.625%, 7/1/29(1)		307	320,239
Froneri Lux FinCo SARL, 4.75%, 8/1/32(4)(8)	EUR	330	380,079
Ingles Markets, Inc., 4.00%, 6/15/31(1)		249	232,054
La Doria SpA, 5.376%, 12/30/30(4)(9)	EUR	260	298,889
Land O' Lakes, Inc., 8.00%(1)(6)		235	225,313
Pilgrim's Pride Corp.:
3.50%, 3/1/32		252	226,546
6.875%, 5/15/34		90	98,558
Post Holdings, Inc., 6.25%, 2/15/32(1)		141	143,810
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)		150	147,453
			$ 2,602,495
Security	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies — 0.8%
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 5.872%, (3 mo. EURIBOR + 3.875%), 1/15/31(4)(9)	EUR	220	$ 254,160
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)		139	108,195
Compass Minerals International, Inc.:
6.75%, 12/1/27(1)		60	60,001
8.00%, 7/1/30(1)		201	208,368
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		215	202,285
10.00%, 6/1/32(1)		57	59,245
Medline Borrower LP, 5.25%, 10/1/29(1)		603	591,595
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		261	235,919
3.875%, 5/15/32(1)		122	106,604
6.25%, 1/15/33(1)		80	79,030
Tenet Healthcare Corp.:
4.375%, 1/15/30		17	16,359
6.875%, 11/15/31		133	141,814
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		283	289,501
			$ 2,353,076
Health Care Providers & Services — 0.3%
AMN Healthcare, Inc., 4.00%, 4/15/29(1)		291	$ 267,522
Ephios Subco 3 SARL, 7.875%, 1/31/31(4)	EUR	305	377,226
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		158	162,654
			$ 807,402
Healthcare-Services — 0.5%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		26	$ 25,135
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		149	136,417
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		423	446,426
IQVIA, Inc., 6.25%, 6/1/32(1)		253	259,756
Mehilainen Yhtiot OYJ, 5.125%, 6/30/32(1)	EUR	120	138,330
Team Health Holdings, Inc.:
8.375%, 6/30/28(1)(8)		101	101,579
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)		273	295,339
			$ 1,402,982
Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)		137	$ 128,622
New Home Co., Inc.:
8.50%, 11/1/30(1)		140	143,111

Eaton Vance
Global Income Builder Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Home Builders (continued)
New Home Co., Inc.: (continued)
9.25%, 10/1/29(1)		223	$ 231,453
			$ 503,186
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)		286	$ 276,099
4.375%, 1/15/28(1)		182	178,054
Essendi SA:
5.625%, 5/15/32(1)	EUR	120	141,273
6.375%, 10/15/29(4)	EUR	325	392,949
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		260	267,876
Lithia Motors, Inc., 4.625%, 12/15/27(1)		91	89,811
			$ 1,346,062
Household Products — 0.1%
Somnigroup International, Inc., 3.875%, 10/15/31(1)		423	$ 382,574
			$ 382,574
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(7)		113	$ 109,812
Calpine Corp., 5.125%, 3/15/28(1)		179	178,253
NRG Energy, Inc., 10.25% to 3/15/28(1)(6)(7)		215	236,840
			$ 524,905
Industrial Conglomerates — 0.2%
Artera Services LLC, 8.50%, 2/15/31(1)		185	$ 153,377
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(1)		90	89,676
Gatwick Airport Finance PLC, 4.375%, 4/7/26(4)	GBP	245	322,053
			$ 565,106
Insurance — 0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)		47	$ 47,741
6.75%, 10/15/27(1)		188	188,320
7.00%, 1/15/31(1)		223	229,495
7.375%, 10/1/32(1)		35	36,023
Allianz SE, 3.50% to 11/17/25(1)(6)(7)		200	197,756
Athene Holding Ltd., 6.625% to 7/15/34, 10/15/54(7)		100	98,674
Equitable Holdings, Inc., 6.70% to 12/28/34, 3/28/55(7)		135	137,951
Galaxy Bidco Ltd., 8.125%, 12/19/29(4)	GBP	205	282,727
Security	Principal Amount* (000's omitted)		Value
Insurance (continued)
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(1)(7)		169	$ 177,028
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(1)		243	258,462
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(7)		293	285,185
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		229	236,955
Ryan Specialty LLC, 5.875%, 8/1/32(1)		247	247,900
			$ 2,424,217
Internet — 0.5%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		82	$ 79,054
6.125%, 12/1/28(1)		282	269,380
Cars.com, Inc., 6.375%, 11/1/28(1)		220	219,731
Match Group Holdings II LLC, 3.625%, 10/1/31(1)		221	197,966
Snap, Inc., 6.875%, 3/1/33(1)		344	352,977
United Group BV, 6.393%, (3 mo. EURIBOR + 4.25%), 2/15/31(4)(9)	EUR	200	229,243
			$ 1,348,351
Iron & Steel — 0.0%†
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)		150	$ 149,873
			$ 149,873
Leisure Products — 0.7%
Carnival Corp.:
5.75%, 8/1/32(1)		150	$ 151,203
6.00%, 5/1/29(1)		495	499,699
NCL Corp. Ltd.:
5.875%, 3/15/26(1)		25	25,109
5.875%, 2/15/27(1)		67	67,240
6.75%, 2/1/32(1)		190	195,272
7.75%, 2/15/29(1)		56	59,445
NCL Finance Ltd., 6.125%, 3/15/28(1)		96	97,219
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)		238	242,077
TUI AG, 5.875%, 3/15/29(4)	EUR	350	418,392
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)		66	65,610
			$ 1,821,266
Machinery — 0.3%
Chart Industries, Inc., 9.50%, 1/1/31(1)		180	$ 192,640

Eaton Vance
Global Income Builder Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Machinery (continued)
Dynamo Newco II GmbH, 6.25%, 10/15/31(1)	EUR	350	$ 417,421
IMA Industria Macchine Automatiche SpA, 5.776%, (3 mo. EURIBOR + 3.75%), 4/15/29(4)(9)	EUR	290	334,717
			$ 944,778
Media — 2.1%
Altice Financing SA, 5.00%, 1/15/28(1)		280	$ 224,693
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		320	292,502
4.25%, 1/15/34(1)		221	190,617
4.50%, 8/15/30(1)		287	268,730
4.75%, 3/1/30(1)		322	306,199
5.375%, 6/1/29(1)		110	108,110
6.375%, 9/1/29(1)		253	255,496
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(1)(8)		155	154,883
7.75%, 4/15/28(1)		118	111,539
7.875%, 4/1/30(1)		148	152,545
CMG Media Corp., 8.875%, 6/18/29(1)		43	41,437
CSC Holdings LLC:
3.375%, 2/15/31(1)		200	131,030
4.125%, 12/1/30(1)		200	134,659
5.50%, 4/15/27(1)		200	193,751
DISH Network Corp., 11.75%, 11/15/27(1)		160	166,771
Gray Media, Inc., 5.375%, 11/15/31(1)		174	128,580
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		192	191,407
7.375%, 9/1/31(1)		95	98,832
8.00%, 8/1/29(1)		212	215,670
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)		145	138,179
4.625%, 3/15/30(1)		151	143,510
7.375%, 2/15/31(1)		176	184,960
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)		131	116,403
Sinclair Television Group, Inc.:
4.375%, 12/31/32(1)		28	20,908
8.125%, 2/15/33(1)		239	243,935
Summer (BC) Holdco A SARL, 9.25%, 10/31/27(4)	EUR	129	147,669
Summer BidCo BV, 10.00%, (10.00% cash or 10.75% PIK), 2/15/29(4)(5)	EUR	225	261,155
Univision Communications, Inc., 9.375%, 8/1/32(1)		237	246,069
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(4)	GBP	810	1,036,431
			$ 5,906,670
Security	Principal Amount* (000's omitted)	Value
Metals & Mining — 1.2%
Allegheny Ludlum LLC, 6.95%, 12/15/25	200	$ 200,830
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	399	444,236
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(5)	225	232,127
Calderys Financing LLC, 11.25%, 6/1/28(1)	342	361,760
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	245	238,742
Eldorado Gold Corp., 6.25%, 9/1/29(1)	251	251,563
First Quantum Minerals Ltd., 9.375%, 3/1/29(1)	368	390,434
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)	204	202,502
6.125%, 4/1/29(1)	96	96,669
Novelis Corp.:
3.25%, 11/15/26(1)	89	87,627
3.875%, 8/15/31(1)	119	106,846
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	225	224,788
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	187	180,060
TMS International Corp., 6.25%, 4/15/29(1)	246	234,418
		$ 3,252,602
Miscellaneous Manufacturing — 0.0%†
Axon Enterprise, Inc.:
6.125%, 3/15/30(1)	75	$ 76,785
6.25%, 3/15/33(1)	55	56,483
		$ 133,268
Oil and Gas — 0.1%
BP Capital Markets PLC, 6.125% to 3/18/35(6)(7)	150	$ 150,811
SM Energy Co., 7.00%, 8/1/32(1)	140	138,750
		$ 289,561
Oil, Gas & Consumable Fuels — 1.0%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	207	$ 217,063
Civitas Resources, Inc., 8.625%, 11/1/30(1)	300	306,394
Matador Resources Co., 6.50%, 4/15/32(1)	175	175,671
Parkland Corp.:
4.50%, 10/1/29(1)	110	106,065
4.625%, 5/1/30(1)	202	193,892
Permian Resources Operating LLC:
5.875%, 7/1/29(1)	260	260,379
6.25%, 2/1/33(1)	120	120,824
7.00%, 1/15/32(1)	147	151,929
Plains All American Pipeline LP, Series B, 8.698%, (3 mo. SOFR + 4.372%)(6)(9)	305	305,935

Eaton Vance
Global Income Builder Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Precision Drilling Corp.:
6.875%, 1/15/29(1)		88	$ 88,018
7.125%, 1/15/26(1)		33	33,128
Sunoco LP, 7.25%, 5/1/32(1)		145	152,098
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30		226	216,902
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)		95	95,257
Transocean, Inc., 8.75%, 2/15/30(1)		70	73,052
Vital Energy, Inc.:
7.875%, 4/15/32(1)		155	136,192
9.75%, 10/15/30		46	43,189
			$ 2,675,988
Packaging & Containers — 0.5%
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)		247	$ 253,171
8.75%, 4/15/30(1)		357	364,671
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		95	96,186
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC:
8.25%, 5/15/30(1)	EUR	330	384,512
9.50%, 5/15/30(1)		245	251,075
			$ 1,349,615
Pharmaceuticals — 1.3%
1261229 BC Ltd., 10.00%, 4/15/32(1)		352	$ 358,587
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)(8)		105	106,704
Bayer AG, 5.375% to 6/25/30, 3/25/82(4)(7)	EUR	100	116,551
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)		82	87,337
Grifols SA, 7.50%, 5/1/30(4)	EUR	446	538,394
Option Care Health, Inc., 4.375%, 10/31/29(1)		382	365,198
P&L Development LLC/PLD Finance Corp., 12.00%, (9.00% cash and 3.50% PIK or 12.00% cash), 5/15/29(1)(5)		144	148,323
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30		400	390,378
5.375%, 9/30/32	EUR	495	589,324
Prestige Brands, Inc., 3.75%, 4/1/31(1)		70	64,115
Rossini SARL, 6.75%, 12/31/29(4)	EUR	200	241,326
Teva Pharmaceutical Finance Netherlands II BV, 4.125%, 6/1/31	EUR	100	114,964
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46		489	348,653
6.00%, 12/1/32		200	203,901
			$ 3,673,755
Security	Principal Amount* (000's omitted)		Value
Pipelines — 0.6%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(7)		200	$ 213,148
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)		103	104,672
8.25%, 1/15/32(1)		232	243,463
Kinetik Holdings LP, 5.875%, 6/15/30(1)		237	237,410
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)		170	168,394
Venture Global LNG, Inc.:
7.00%, 1/15/30(1)		105	106,554
8.125%, 6/1/28(1)		139	144,002
8.375%, 6/1/31(1)		104	107,644
9.00% to 9/30/29(1)(6)(7)		147	147,170
9.50%, 2/1/29(1)		193	210,602
9.875%, 2/1/32(1)		34	36,705
			$ 1,719,764
Real Estate Investment Trusts (REITs) — 0.5%
Adler Financing SARL, 8.25% 8.25% PIK, 12/31/28	EUR	232	$ 279,090
Alexandrite Lake Lux Holdings SARL, 6.75%, 7/30/30(1)	EUR	140	162,863
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 5/15/29(4)	EUR	400	504,921
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)		423	447,608
			$ 1,394,482
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		207	$ 208,748
8.875%, 9/1/31(1)		117	125,504
			$ 334,252
Retail — 0.8%
B&M European Value Retail SA, 8.125%, 11/15/30(4)	GBP	125	$ 175,259
Boots Group Finco LP:
5.375%, 8/31/32(4)(8)	EUR	120	140,354
7.375%, 8/31/32(4)(8)	GBP	175	235,880
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		274	290,145
Duomo Bidco SpA, 6.151%, (3 mo. EURIBOR + 4.125%), 7/15/31(4)(9)	EUR	300	345,365
eG Global Finance PLC, 11.00%, 11/30/28(4)	EUR	220	278,600
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 1/15/32(1)		215	190,571
LBM Acquisition LLC, 6.25%, 1/15/29(1)		97	85,204
Waga Bondco Ltd., 8.50%, 6/15/30(4)	GBP	340	439,143
			$ 2,180,521

Eaton Vance
Global Income Builder Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Software — 1.0%
athenahealth Group, Inc., 6.50%, 2/15/30(1)		710	$ 698,535
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		205	192,155
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		122	123,291
9.00%, 9/30/29(1)		352	364,528
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)		238	241,693
IPD 3 BV, 5.50%, 6/15/31(1)	EUR	370	430,745
Playtika Holding Corp., 4.25%, 3/15/29(1)		303	277,334
TeamSystem SpA, 5.526%, (3 mo. EURIBOR + 3.50%), 7/31/31(1)(9)	EUR	330	378,443
			$ 2,706,724
Specialty Retail — 1.4%
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)		250	$ 236,661
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		45	46,117
6.75%, 7/1/36		80	81,089
6.95%, 3/1/33		168	172,984
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(4)	GBP	345	473,987
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)		175	182,424
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		246	227,386
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)		257	249,953
8.25%, 8/1/31(1)		32	33,858
Lithia Motors, Inc., 3.875%, 6/1/29(1)		86	81,086
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		292	282,985
6.375%, 11/1/32(1)		130	130,206
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)		250	245,610
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		172	165,551
4.875%, 11/15/31(1)		243	229,216
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)		379	371,824
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		261	249,219
White Cap Buyer LLC, 6.875%, 10/15/28(1)		312	311,425
			$ 3,771,581
Technology Hardware, Storage & Peripherals — 0.8%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(4)	EUR	225	$ 260,990
Amentum Holdings, Inc., 7.25%, 8/1/32(1)		279	288,834
Security	Principal Amount* (000's omitted)		Value
Technology Hardware, Storage & Peripherals (continued)
Atos SE, 9.00% to 12/18/25, 12/18/29(4)(11)	EUR	364	$ 462,590
CACI International, Inc., 6.375%, 6/15/33(1)		135	138,212
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		338	359,458
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		278	284,585
McAfee Corp., 7.375%, 2/15/30(1)		135	125,314
Seagate Data Storage Technology Pte. Ltd.:
4.091%, 6/1/29(1)		52	49,822
9.625%, 12/1/32(1)		248	279,975
			$ 2,249,780
Telecommunications — 1.2%
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(7)		75	$ 76,493
British Telecommunications PLC, 6.375% to 9/3/30, 12/3/55(4)(7)	GBP	210	281,279
C&W Senior Finance Ltd., 9.00%, 1/15/33(1)		200	206,427
Ciena Corp., 4.00%, 1/31/30(1)		194	183,535
EchoStar Corp., 10.75%, 11/30/29		217	229,174
Fibercop SpA:
5.125%, 6/30/32(4)	EUR	165	191,279
7.75%, 1/24/33	EUR	100	133,075
Iliad Holding SASU, 5.375%, 4/15/30(4)	EUR	185	219,220
Level 3 Financing, Inc.:
3.875%, 10/15/30(1)		43	37,088
4.50%, 4/1/30(1)		137	123,776
4.875%, 6/15/29(1)		37	34,594
Odido Group Holding BV, 5.50%, 1/15/30(4)	EUR	159	183,679
Rogers Communications, Inc., 7.125% to 2/14/35, 4/15/55(7)		60	61,429
TELUS Corp., 7.00% to 7/15/35, 10/15/55(7)		130	131,939
Vmed O2 U.K. Financing I PLC:
4.00%, 1/31/29(4)	GBP	275	341,483
5.625%, 4/15/32(4)	EUR	200	236,397
Zegona Finance PLC:
6.75%, 7/15/29(4)	EUR	125	151,282
8.625%, 7/15/29(1)		399	425,334
			$ 3,247,483
Textiles, Apparel & Luxury Goods — 0.7%
Beach Acquisition Bidco LLC:
5.25%, 7/15/32(1)	EUR	640	$ 743,860
10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(5)		815	851,736

Eaton Vance
Global Income Builder Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Textiles, Apparel & Luxury Goods (continued)
Champ Acquisition Corp., 8.375%, 12/1/31(1)		245	$ 259,809
PrestigeBidCo GmbH, 5.776%, (3 mo. EURIBOR + 3.75%), 7/1/29(4)(9)	EUR	180	206,820
			$ 2,062,225
Transportation — 0.5%
Edge Finco PLC, 8.125%, 8/15/31(4)	GBP	466	$ 654,339
Seaspan Corp., 5.50%, 8/1/29(1)		304	289,740
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(1)		134	140,846
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)		227	235,722
			$ 1,320,647
Total Corporate Bonds (identified cost $92,293,429)			$ 94,207,472

Preferred Stocks — 0.2%
Security	Shares	Value
Banks — 0.0%†
Citizens Financial Group, Inc., Series H, 7.375%	573	$ 15,167
KeyCorp, Series H, 6.20% to 12/15/27(7)	2,171	54,102
		$ 69,269
Capital Markets — 0.0%†
Affiliated Managers Group, Inc., 4.75%	5,486	$ 95,566
Bank of New York Mellon Corp., Series K, 6.15% to 3/20/30(7)	1,600	41,312
		$ 136,878
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc.:
4.625%	5,119	$ 80,368
7.25%	3,146	77,392
SCE Trust IV, Series J, 5.375% to 9/15/25(7)	651	15,526
		$ 173,286
Insurance — 0.1%
American National Group, Inc., 7.375%	3,600	$ 91,080
Aspen Insurance Holdings Ltd., 7.00%	4,000	98,800
		$ 189,880
Security	Shares	Value
Wireless Telecommunication Services — 0.0%†
U.S. Cellular Corp., 5.50%	3,491	$ 77,395
		$ 77,395
Total Preferred Stocks (identified cost $728,076)		$ 646,708

Senior Floating-Rate Loans — 2.4%(12)
Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods — 0.0%†
Hanesbrands, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		111	$ 111,299
			$ 111,299
Auto Components — 0.3%
Clarios Global LP:
Term Loan, 4.901%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	485	$ 555,463
Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		175	175,383
			$ 730,846
Beverages — 0.1%
Primo Brands Corp., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		307	$ 307,929
			$ 307,929
Building Products — 0.0%†
LBM Acquisition LLC, Term Loan, 6/6/31(13)		145	$ 135,870
			$ 135,870
Capital Markets — 0.2%
Fortress Intermediate 3, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 6/27/31		506	$ 507,757
			$ 507,757
Commercial Services & Supplies — 0.1%
Signal Parent, Inc., Term Loan, 7.908%, (3 mo. USD Term SOFR + 3.50%), 4/3/28		237	$ 167,397
			$ 167,397

Eaton Vance
Global Income Builder Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.:
Term Loan, 6.821%, (1 mo. USD Term SOFR + 2.35%), 4/16/29	104	$ 103,331
Term Loan, 6.821%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	131	130,085
		$ 233,416
Energy Equipment & Services — 0.1%
New Generation Gas Gathering LLC, Term Loan, 10.058%, (3 mo. USD Term SOFR + 5.75%), 9/30/29	268	$ 268,853
		$ 268,853
Health Care Providers & Services — 0.1%
Team Health Holdings, Inc., Term Loan, 9.606%, (1 mo. USD Term SOFR + 5.25%), 3/2/27	405	$ 405,072
		$ 405,072
Healthcare Facilities or Hospitals — 0.0%†
LifePoint Health, Inc., Term Loan, 8.068%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	142	$ 141,956
		$ 141,956
Hotels, Restaurants & Leisure — 0.2%
IRB Holding Corp., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 12/15/27	351	$ 351,012
Spectacle Gary Holdings LLC, Term Loan, 8.696%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	162	158,946
		$ 509,958
Insurance — 0.1%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 9.046%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	150	$ 153,525
		$ 153,525
Leisure Products — 0.1%
Peloton Interactive, Inc., Term Loan, 9.833%, (3 mo. USD Term SOFR + 5.50%), 5/30/29	291	$ 296,408
		$ 296,408
Machinery — 0.1%
EMRLD Borrower LP, Term Loan, 6.833%, (3 mo. USD Term SOFR + 2.50%), 5/31/30	174	$ 174,828
		$ 174,828
Borrower/Description	Principal Amount* (000's omitted)	Value
Media — 0.1%
CMG Media Corp., Term Loan, 7.896%, (3 mo. USD Term SOFR + 3.50%), 6/18/29	137	$ 134,077
E.W. Scripps Co.:
Term Loan, 10.208%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	103	104,415
Term Loan, 11/30/29(13)	72	70,084
		$ 308,576
Oil & Gas Storage & Transportation — 0.1%
M6 ETX Holdings II Midco LLC, Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 4/1/32	215	$ 216,679
		$ 216,679
Pharmaceuticals — 0.3%
Bausch Health Cos., Inc., Term Loan, 10.606%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	530	$ 520,685
Endo Luxembourg Finance Co. I SARL, Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 4/23/31	197	197,502
		$ 718,187
Professional Services — 0.1%
AlixPartners LLP, Term Loan, 6.971%, (1 mo. USD Term SOFR + 2.50%), 2/4/28	348	$ 348,098
		$ 348,098
Software — 0.0%†
Cloud Software Group, Inc., Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 3/29/29	77	$ 77,636
		$ 77,636
Specialty Retail — 0.3%
Mavis Tire Express Services Corp., Term Loan, 7.333%, (3 mo. USD Term SOFR + 3.00%), 5/4/28	139	$ 138,866
Petco Health & Wellness Co., Inc., Term Loan, 7.807%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	218	204,652
PetSmart, Inc., Term Loan, 8.206%, (1 mo. USD Term SOFR + 3.75%), 2/11/28	372	372,255
		$ 715,773
Total Senior Floating-Rate Loans (identified cost $6,489,879)		$ 6,530,063

Eaton Vance
Global Income Builder Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.0%†
Security	Principal Amount	Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(2)(14)	$156,808	$ 0
Abengoa Abenewco 2 SA, Escrow Certificates(2)(14)	156,808	0
		$ 0
Energy — 0.0%
Enviva LLC, Escrow Certificates(2)(14)	$228,000	$ 0
		$ 0
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(2)(14)	$189,000	$ 0
		$ 0
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(2)(14)	$200,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(2)(14)	171,000	0
		$ 0
Transportation — 0.0%†
Hertz Corp., Escrow Certificates(2)	$58,000	$ 11,020
Hertz Corp., Escrow Certificates(2)	167,000	12,108
Hertz Corp., Escrow Certificates(2)	110,000	6,875
		$ 30,003
Total Miscellaneous (identified cost $65,850)		$ 30,003

Short-Term Investments — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(15)	2,610,531	$ 2,610,531
Total Short-Term Investments (identified cost $2,610,531)		$ 2,610,531
Total Investments — 99.0% (identified cost $213,450,201)		$274,939,595
Other Assets, Less Liabilities — 1.0%		$ 2,852,067
Net Assets — 100.0%		$277,791,662

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $67,084,457 or 24.1% of the Fund's net assets.
(2)	Non-income producing security.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities is $18,733,247 or 6.7% of the Fund's net assets.
(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	When-issued security.
(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(10)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(11)	Step coupon security. Interest rate represents the rate in effect at July 31, 2025.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after July 31, 2025, at which time the interest rate will be determined.
(14)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.

Eaton Vance
Global Income Builder Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	62.1%	$170,854,582
United Kingdom	10.0	27,632,190
France	5.0	13,780,520
Italy	3.3	8,965,724
Spain	2.5	6,956,661
Canada	2.3	6,265,855
Germany	2.1	5,762,358
Netherlands	1.7	4,606,166
Switzerland	1.5	4,167,784
Japan	1.2	3,228,726
Taiwan	1.1	3,002,128
Luxembourg	1.1	2,986,442
Hong Kong	0.9	2,424,567
Denmark	0.8	2,276,907
Czech Republic	0.6	1,524,505
Poland	0.5	1,477,072
Bermuda	0.4	1,195,630
Mexico	0.4	1,081,254
Belgium	0.4	1,047,107
Ireland	0.3	831,740
India	0.3	788,274
South Africa	0.3	701,539
Israel	0.2	667,518
Australia	0.2	607,631
Slovenia	0.2	490,398
South Korea	0.2	417,188
Zambia	0.1	390,434
Turkey	0.1	251,563
Sweden	0.1	212,375
Panama	0.1	206,427
Finland	0.0	138,330
Total Investments	100.0%	$274,939,595
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	242,630	EUR	209,265	JPMorgan Chase Bank, N.A.	8/4/25	$3,817	$ —
						$3,817	$—

Eaton Vance
Global Income Builder Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	25	Long	9/19/25	$ 7,967,813	$ 427,151
STOXX 600 Banks Index	(385)	Short	9/19/25	(6,455,324)	(411,695)
STOXX Europe 600 Index	(47)	Short	9/19/25	(1,466,418)	2,596
					$18,052
Abbreviations:
ADR	– American Depositary Receipt
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Affiliated Investments
At July 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,610,531, which represents 1.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,380,672	$88,240,485	$(90,010,626)	$ —	$ —	$2,610,531	$111,542	2,610,531
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Global Income Builder Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 8,608,605	$ 2,823,613	$ —	$ 11,432,218
Consumer Discretionary	10,397,420	8,095,210	—	18,492,630
Consumer Staples	787,718	5,898,138	—	6,685,856
Energy	7,202,599	1,842,231	—	9,044,830
Financials	16,115,982	16,673,179	—	32,789,161
Health Care	13,991,208	8,862,112	—	22,853,320
Industrials	8,290,904	12,065,431	—	20,356,335
Information Technology	31,356,098	7,429,419	—	38,785,517
Materials	—	2,959,847	—	2,959,847
Real Estate	1,718,253	—	—	1,718,253
Utilities	2,216,247	3,064,195	—	5,280,442
Total Common Stocks	$100,685,034	$69,713,375**	$ —	$170,398,409
Convertible Bonds	$ —	$ 516,409	$ —	$ 516,409
Corporate Bonds	—	94,207,472	—	94,207,472
Preferred Stocks:
Communication Services	77,395	—	—	77,395
Financials	396,027	—	—	396,027
Utilities	173,286	—	—	173,286
Total Preferred Stocks	$ 646,708	$ —	$ —	$ 646,708
Senior Floating-Rate Loans	$ —	$ 6,530,063	$ —	$ 6,530,063
Miscellaneous	—	30,003	0	30,003
Short-Term Investments	2,610,531	—	—	2,610,531
Total Investments	$103,942,273	$170,997,322	$ 0	$274,939,595
Forward Foreign Currency Exchange Contracts	$ —	$ 3,817	$ —	$ 3,817
Futures Contracts	429,747	—	—	429,747
Total	$104,372,020	$171,001,139	$ 0	$275,373,159
Liability Description
Futures Contracts	$ (411,695)	$ —	$ —	$ (411,695)
Total	$ (411,695)	$ —	$ —	$ (411,695)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2025 is not presented.

Eaton Vance
Global Income Builder Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.